CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net income (loss)	$ 20,998,219	$ 10,871,851	$ (12,851,383)
Adjustments to reconcile net income (loss) to net cash provided by/(used in) operating activities:
Depreciation and amortization	14,338,529	15,158,240	15,705,383
Loss from equity in affiliates	23,859	9,070	78,634
Provision for allowance for doubtful accounts	4,877,117	5,530,843	1,892,838
Share-based compensation	2,978,026	3,596,679	4,058,362
Unrealized loss (gain) on marketable securities	(850,402)	(951,545)	606,635
Non-cash lease expenses	4,471,324	7,565,795
Interest expenses		1,007,354
Others	688,707	279,277	148,593
Changes in operating assets and liabilities:
Accounts receivable	(65,126,276)	(52,118,453)	(29,397,718)
Contract assets	(1,074,573)	1,306,017	(698,266)
Customer deposits	44,750,151	(46,550,954)	26,142,133
Amounts due from related parties	593,523	(2,978,490)	(2,617,571)
Right-of-use assets	(3,360,748)	2,611,584
Prepaid expenses and other current assets	211,913	2,523,380	2,490,172
Other non-current assets	30,398	812,153	(211,771)
Accounts payable	1,285,916	719,056	(2,061,870)
Accrued payroll and welfare expenses	(3,632,710)	2,156,113	(6,198,911)
Income tax payable	6,228,894	(1,340,282)	(5,139,469)
Other tax payable	1,035,107	7,167,867	1,061,293
Amounts due to related parties	2,699,108	929,584	384,323
Lease liabilities, current	271,983	(1,219,464)
Other current liabilities and accrued expenses	70,262,381	60,209,745	9,944,590
Deferred tax assets	11,132,101	12,171,774	1,569,233
Deferred tax liabilities	(3,198,793)	(3,029,113)	(3,212,929)
Lease liabilities, non-current	(1,139,046)	(6,742,065)
Net cash provided by operating activities	108,494,708	19,696,016	1,692,301
Investing activities:
Deposits for and purchases of property and equipment and intangible assets	(1,553,067)	(7,968,925)	(946,967)
Proceeds from disposal of property and equipment	1,654,838	2,407,734	1,753,131
Net cash provided by/(used in) investing activities	101,771	(5,561,191)	806,164
Financing activities:
Proceeds from exercise of options	561,448	69,214
Prepayment and payment for acquisition of non-controlling interest of subsidiary	(21,188)	(28,669)
Net cash provided by financing activities	540,260	40,545
Effect of exchange rate changes on cash, cash equivalents and restricted cash	17,557,865	(2,426,744)	(6,539,685)
Net increase/(decrease) in cash, cash equivalents and restricted cash	126,694,604	11,748,626	(4,041,220)
Cash, cash equivalents and restricted cash at the beginning of the year	159,012,092	147,263,466	151,304,686
Cash, cash equivalents and restricted cash at the end of the year	285,706,696	159,012,092	147,263,466
Supplemental disclosure of cash flow information:
Income taxes paid/(refund)	(52,961)	386,563	3,088,070
Non-cash information on lease liabilities arising from obtaining right-of-use assets	1,967,269	4,052,129
Non-cash investing and financing activities:
Additional paid in capital decreased in connection with business acquisition		(100,583)
Non-controlling interest recognized in connection with business acquisition		100,583
Reconciliation to amounts on consolidated balance sheets:
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 285,706,696	$ 159,012,092	$ 147,263,466